Related Party Transactions and Licensing / Research Agreements: (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Related Party Transaction [Line Items]
Technology Services Costs						$ 2,052,595
Research and Development Expense, Total		$ 925,942	$ 586,821	$ 1,818,679	$ 1,079,478	2,180,263	$ 1,242,706
Due to Related Parties, Current		351,344		$ 351,344		$ 389,058	$ 0
BRNI License Agreement [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 1,166,666
Service Fees Third Party	$ 83,333
Blanchette Rockefeller Neurosciences Institute [Member]
Related Party Transaction [Line Items]
Royalties Percentage	5.00%
Research and Development Arrangement with Federal Government, Description and Terms				5 years		5 Years
Post PA Fee Proceeds Percent	2.50%
Other Liabilities		$ 348,011		$ 348,011		$ 348,011
BRNI [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party				500,000
Scenario, Forecast [Member] | BRNI License Agreement [Member]
Related Party Transaction [Line Items]
Due to Related Parties								$ 20,000
Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total				$ 1,000,000		$ 1,000,000
Services Reimbursement [Member]
Related Party Transaction [Line Items]
Royalties Percentage				5.00%		5.00%
Services Reimbursement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Royalties Percentage				2.00%		2.00%
Services Reimbursement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Royalties Percentage				5.00%		5.00%
Series B Preferred Stock [Member] | Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 25,000,000		$ 25,000,000
President [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		18.20%		18.20%		18.40%